Subsequent Events (Details Narrative) - USD ($)							3 Months Ended	12 Months Ended
	Nov. 24, 2020	Oct. 09, 2020	Oct. 07, 2020	Dec. 02, 2018	Nov. 27, 2018	Jun. 04, 2018	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	[1]	Nov. 10, 2020	Sep. 30, 2020	May 30, 2018
Number of shares agreed to sell, amount								$ 3,319,656	$ 6,082,444
Share price						$ 5.00
Warrants to purchase common stock												130,000
Warrants exercise price													$ 6.00
Number of common stock shares				2,005	3,334	1,500,000
Subsequent Event [Member]
Warrants to purchase common stock											451,402
Warrants exercise price											$ 0.41
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member]
Number of common stock exchanging shares	4,205,406
Number of common stock shares	6,078,125
Subsequent Event [Member] | Spartan Capital Securities LLC [Member]
Warrants to purchase common stock											440,449
Warrants exercise price											$ 0.32
Payments to warrants		$ 355,000
Subsequent Event [Member] | October 2020 Securties Purchase Agreement [Member]
Number of shares agreed to sell, amount			$ 5,100,000
Number of shares sold during period, shares			9,532,709
Share price			$ 0.41
Warrants to purchase common stock			9,532,709
Warrants purchase price per share			$ 0.125
Combined purchase price per share and warrant			0.535
Warrants exercise price			$ 0.41
Warrant term			5 years
Proceeds from exercise of warrants		$ 4,450,000

[1]	net of offering costs of $2,542,555.